Costs and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2023
Costs and Expenses by Nature
Schedule of costs and expenses by nature
	December 31, 2023	December 31, 2022	December 31, 2021
Raw materials and productions costs	(339,018)	(232,826)	(185,862)
Salaries and payroll charges	(307,948)	(281,894)	(274,581)
Depreciation and amortization	(287,779)	(268,714)	(211,156)
Copyright	(96,596)	(72,348)	(58,885)
Advertising and publicity	(68,194)	(68,708)	(77,655)
Impairment losses on trade receivables	(55,771)	(45,904)	(32,726)
Editorial costs	(40,412)	(49,329)	(71,705)
Third-party services	(37,002)	(47,667)	(25,758)
Other operating expenses - price adjustment (note 19 i)	(23,562)	-	-
Consulting and advisory services	(30,617)	(34,166)	(23,395)
Travel	(28,516)	(23,577)	(8,747)
Rent and condominium fees	(23,943)	(18,312)	(17,775)
Obsolete inventories	(22,006)	(40,924)	(22,117)
Utilities, cleaning, and security	(15,760)	(20,087)	(25,505)
Other operating expenses	(4,522)	(808)	(61)
Taxes and contributions	(4,015)	(1,777)	(2,808)
Material	(3,024)	(6,263)	(3,523)
Other general and administrative expenses	(378)	(358)	-
Other operating income	13,699	1,828	5,615
Income from lease and sublease agreements with related parties	13,071	13,047	15,939
Reversal for tax, civil and labor risks	9,611	15,099	1,986
	(1,352,682)	(1,183,688)	(1,018,719)
Cost of goods sold and services	(570,907)	(473,135)	(396,829)
Commercial expenses	(246,096)	(194,043)	(164,439)
General and administrative expenses	(465,523)	(471,626)	(430,279)
Impairment loss on accounts receivable	(55,771)	(45,904)	(32,726)
Other operating income	13,699	1,828	5,615
Other operating expenses	(28,084)	(808)	(61)
	(1,352,682)	(1,183,688)	(1,018,719)